Stockholders’ Equity (Details) - Schedule of Grant Date Fair Value	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Grant Date Fair Value [Line Items]
Expected volatility
Dividend yield
Risk-free rate
Expected term (in years)
Minimum [Member]
Schedule of Grant Date Fair Value [Line Items]
Expected volatility		77.36%
Risk-free rate		0.75%
Expected term (in years)		5 years 2 months 4 days
Maximum [Member]
Schedule of Grant Date Fair Value [Line Items]
Expected volatility		84.98%
Risk-free rate		2.14%
Expected term (in years)		6 years 10 months 6 days